Corporate information (Details)		1 Months Ended	12 Months Ended
	Apr. 23, 2025 shares	Oct. 31, 2024 shares	Sep. 30, 2025
Corporate information
Description of reverse stock split			On April 23, 2025, on Nasdaq and on April 24, 2025, on the TSX-V, DEFSEC effected a twenty-one for one (21-for-1) reverse stock split of its common stock (the “2025 Reverse Split”).
Conversion ratio	21	10
Reverse stock split	0	0
Reverse stock split	0.5	0.5